General and Administrative Expenses - Summary of Company's General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 15,712	$ 14,654	$ 21,401
Salaries, Benefits and Directors Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	8,518	6,017	10,310
Office and Administration
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	2,277	2,836	4,918
Professional Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	3,283	3,565	3,541
Regulatory and Filing Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	158	381	269
Travel
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	480	531	1,074
Investor Relations
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	646	764	848
Depreciation
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 350	$ 560	$ 441